Significant Accounting Policies - Accounts Receivable and Revenue Recognition (Details) - Forge Nano, Inc. $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) item customer segment	Jun. 30, 2025 USD ($) item	Dec. 31, 2025 USD ($) segment customer	Dec. 31, 2024 USD ($)
Significant Accounting Policies
Allowance for credit loss, percentage	2.00%		2.00%
Payment term	30 days		30 days
Reporting units | segment	3		3
Goodwill. | $	$ 3,124		$ 3,124	$ 3,124
Impairment loss on goodwill | $	$ 0	$ 0	$ 0	$ 0
Accounts receivable | Customer concentration | Three customers
Significant Accounting Policies
Number of customers | customer	3		3
Concentration risk, percentage	87.00%		65.00%
Accounts receivable | Customer concentration | Five customers
Significant Accounting Policies
Concentration risk, percentage				60.00%
Revenue | Customer concentration | Three customers
Significant Accounting Policies
Number of customers | item	1	1
Concentration risk, percentage	37.00%	37.00%
Revenue | Customer concentration | Four customers
Significant Accounting Policies
Number of customers | item	1	1
Concentration risk, percentage	19.00%	19.00%
Revenue | Customer concentration | Two customers
Significant Accounting Policies
Concentration risk, percentage			25.00%	27.00%